PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 12,466	$ 4,950	$ 24,500	$ 22,590